Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2021
Preferred Stock [Abstract]
Preferred Stock
Table 18.1: Preferred Stock

	December 31, 2021				December 31, 2020
(in millions, except shares)	Shares authorized and designated	Shares issued and outstanding	Liquidation preference value	Carrying value	Shares authorized and designated	Shares issued and outstanding	Liquidation preference value	Carrying value
DEP Shares
Dividend Equalization Preferred Shares (DEP)	97,000	96,546	$—	—	97,000	96,546	$—	—
Series I (1)
Floating Class A Preferred Stock	—	—	—	—	25,010	25,010	2,501	2,501
Series L (2)
7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock	4,025,000	3,967,995	3,968	3,200	4,025,000	3,967,995	3,968	3,200
Series N (3)
5.20% Non-Cumulative Perpetual Class A Preferred Stock	—	—	—	—	30,000	30,000	750	750
Series O (3)
5.125% Non-Cumulative Perpetual Class A Preferred Stock	—	—	—	—	27,600	26,000	650	650
Series P (3)
5.25% Non-Cumulative Perpetual Class A Preferred Stock	—	—	—	—	26,400	25,000	625	625
Series Q
5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	69,000	69,000	1,725	1,725	69,000	69,000	1,725	1,725
Series R
6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	34,500	33,600	840	840	34,500	33,600	840	840
Series S
5.90% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	80,000	80,000	2,000	2,000	80,000	80,000	2,000	2,000
Series U
5.875% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	80,000	80,000	2,000	2,000	80,000	80,000	2,000	2,000
Series W (3)
5.70% Non-Cumulative Perpetual Class A Preferred Stock	—	—	—	—	40,000	40,000	1,000	1,000
Series X (3)
5.50% Non-Cumulative Perpetual Class A Preferred Stock	—	—	—	—	46,000	46,000	1,150	1,150
Series Y
5.625% Non-Cumulative Perpetual Class A Preferred Stock	27,600	27,600	690	690	27,600	27,600	690	690
Series Z
4.75% Non-Cumulative Perpetual Class A Preferred Stock	80,500	80,500	2,013	2,013	80,500	80,500	2,013	2,013
Series AA
4.70% Non-Cumulative Perpetual Class A Preferred Stock	46,800	46,800	1,170	1,170	46,800	46,800	1,170	1,170
Series BB
3.90% Fixed-Reset Non-Cumulative Perpetual Class A Preferred Stock	140,400	140,400	3,510	3,510	—	—	—	—
Series CC
4.375% Non-Cumulative Perpetual Class A Preferred Stock	46,000	42,000	1,050	1,050	—	—	—	—
Series DD
4.25% Non-Cumulative Perpetual Class A Preferred Stock	50,000	50,000	1,250	1,250	—	—	—	—
ESOP (4)
Cumulative Convertible Preferred Stock	609,434	609,434	609	609	822,242	822,242	822	822
Total	5,386,234	5,323,875	$20,825	20,057	5,557,652	5,496,293	$21,904	21,136
(1)This issuance has a floating interest rate that is the greater of three-month London Interbank Offered Rate (LIBOR) plus 0.93% and 5.56975%. In first quarter 2021, Preferred Stock, Series I, was redeemed. Prior to redemption, Preferred Stock, Series I, was related to trust preferred securities. See Note 8 (Securitizations and Variable Interest Entities) for additional information.
(2)Preferred Stock, Series L, may be converted at any time, at the option of the holder, into 6.3814 shares of our common stock, plus cash in lieu of fractional shares, subject to anti-dilution adjustments.
(3)In first quarter 2021, $400 million of Preferred Stock, Series N, was redeemed and Preferred Stock, Series P and Series W, were fully redeemed; in second quarter 2021, the remaining $350 million of Preferred Stock, Series N, was redeemed; in third quarter 2021, Preferred Stock, Series O and Series X, were fully redeemed.
(4)See the “ESOP Cumulative Convertible Preferred Stock” section in this Note for additional information about the liquidation preference for the ESOP Cumulative Convertible Preferred Stock.

ESOP Preferred Stock
Table 18.2: ESOP Preferred Stock

	Shares issued and outstanding		Carrying value		Adjustable dividend rate
(in millions, except shares)	Dec 31, 2021	Dec 31, 2020	Dec 31, 2021	Dec 31, 2020	Minimum	Maximum
ESOP Preferred Stock
$1,000 liquidation preference per share
2018	189,225	221,945	$189	222	7.00%	8.00%
2017	135,135	163,210	135	163	7.00	8.00
2016	128,380	162,450	128	162	9.30	10.30
2015	68,106	92,904	68	93	8.90	9.90
2014	62,420	99,151	63	99	8.70	9.70
2013	26,168	61,948	26	62	8.50	9.50
2012	—	20,634	—	21	10.00	11.00
Total ESOP Preferred Stock (1)	609,434	822,242	$609	822
Unearned ESOP shares (2)			$(646)	(875)
(1)At December 31, 2021 and 2020, additional paid-in capital included $37 million and $53 million, respectively, related to ESOP preferred stock.
(2)We recorded a corresponding charge to unearned ESOP shares in connection with the issuance of the ESOP Preferred Stock. The unearned ESOP shares are reduced as shares of the ESOP Preferred Stock are committed to be released.